SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 27,731,397	¥ 24,232,978	¥ 47,659,304
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	858,055	751,445	1,237,902
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	5,396,473	7,110,420	9,991,688
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,890,499	7,325,327	21,653,946
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	11,586,370	9,045,786	14,775,768
Employee Stock Option
SHARE-BASED COMPENSATION
Share-based compensation expenses			6,144,548
Employee Stock Option | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses			905,764
Employee Stock Option | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses			2,191,242
Employee Stock Option | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses			3,047,542
Unvested restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expenses	27,731,397	24,232,978	41,514,756
Unvested restricted share units | Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	858,055	751,445	1,237,902
Unvested restricted share units | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	5,396,473	7,110,420	9,085,924
Unvested restricted share units | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,890,499	7,325,327	19,462,704
Unvested restricted share units | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 11,586,370	¥ 9,045,786	¥ 11,728,226